Jun-24-03 02:07pm From- T-201 P.002/002 F-410

Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Centrys

NYSE

03058148

1-31681

JUN 24 2003

June 24, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 26 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, NUVEEN PREFERRED AND CONVERTIBLE INCOME FUND 2, Share of beneficial interest, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on June 24, 2003. Tentative listing date – June 26, 2003.

Sincerely,

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